Related Party Transactions (Details) - Schedule of Advance to related party supplier - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Advance to related party supplier [Line Items]
Advance to related party supplier	$ 813,647	$ 803,791
Lvduosen [Member]
Schedule of Advance to related party supplier [Line Items]
Advance to related party supplier	403,730	368,711
Xuanrui [Member]
Schedule of Advance to related party supplier [Line Items]
Advance to related party supplier	299,015	269,971
Dimaike [Member]
Schedule of Advance to related party supplier [Line Items]
Advance to related party supplier	$ 110,902	$ 165,109